Shareholder Report, Average Annual Return (Details)				4 Months Ended	5 Months Ended	7 Months Ended						8 Months Ended	9 Months Ended				10 Months Ended	11 Months Ended				12 Months Ended	18 Months Ended		19 Months Ended	45 Months Ended		47 Months Ended	53 Months Ended
		Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026 [5]	Mar. 31, 2026		Mar. 31, 2026 [1]	Mar. 31, 2026 [4]
C000235149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long Innovation ETF (TARK)
Average Annual Return, Percent																						58.52%						(12.08%)
C000235537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Short TSLA Daily ETF (TSLQ)
Average Annual Return, Percent																						(79.89%)				(58.63%)	[2]
C000235548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 1.5X Short NVDA Daily ETF (NVDS)
Average Annual Return, Percent																						(61.63%)				(69.22%)	[3]
C000236570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 1X Short Innovation Daily ETF (SARK)
Average Annual Return, Percent																						(34.22%)							(10.34%)
C000251511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)
Average Annual Return, Percent																						39.19%			16.98%
C000251512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)
Average Annual Return, Percent																						37.94%	13.77%	[6]
C000251519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long SPY Quarterly ETF (SPYQ)
Average Annual Return, Percent																						26.49%	10.58%	[7]
C000251542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 1X Short Innovation 100 Monthly ETF (SMQ)
Average Annual Return, Percent	[8]			8.35%
C000259755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long ACHR Daily ETF (ARCX)
Average Annual Return, Percent	[9]																(88.29%)
C000259756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long UPST Daily ETF (UPSX)
Average Annual Return, Percent	[10]																(88.81%)
C000259757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long ALAB Daily ETF (LABX)
Average Annual Return, Percent	[11]											(80.03%)
C000259758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long APP Daily ETF (APPX)
Average Annual Return, Percent	[12]																			18.48%
C000259759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long MDB Daily ETF (MDBX)
Average Annual Return, Percent	[13]					(21.40%)
C000259760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long QBTS Daily ETF (QBTX)
Average Annual Return, Percent	[14]																			6.00%
C000259761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long QUBT Daily ETF (QUBX)
Average Annual Return, Percent	[15]												(93.96%)
C000259762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long RGTI Daily ETF (RGTU)
Average Annual Return, Percent	[16]												(34.05%)
C000259763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long TEM Daily ETF (TEMT)
Average Annual Return, Percent	[17]																	(69.74%)
C000262179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long ASTS Daily ETF (ASTX)
Average Annual Return, Percent	[18]														45.48%
C000262180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long SMR Daily ETF (SMU)
Average Annual Return, Percent	[19]														(96.31%)
C000262181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long CEG Daily ETF (CEGX)
Average Annual Return, Percent	[20]														(36.72%)
C000262183 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long CRWV Daily ETF (CWVX)
Average Annual Return, Percent	[21]														(84.35%)
C000262184 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long DDOG Daily ETF (DOGD)
Average Annual Return, Percent	[22]											(35.72%)
C000262185 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long GEV Daily ETF (GEVX)
Average Annual Return, Percent	[23]														107.16%
C000262187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long LRCX Daily ETF (LRCU)
Average Annual Return, Percent	[24]					272.48%
C000263638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long APLD Daily ETF (APLX)
Average Annual Return, Percent	[25]									30.68%
C000263640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long IBM Daily ETF (IBX)
Average Annual Return, Percent	[26]	(5.16%)
C000263641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long JOBY Daily ETF (JOBX)
Average Annual Return, Percent	[27]									(75.53%)
C000263643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long NBIS Daily ETF (NEBX)
Average Annual Return, Percent	[28]									28.88%
C000263644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long NVTS Daily ETF (NVTX)
Average Annual Return, Percent	[29]									(2.61%)
C000263646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long PONY Daily ETF (PONX)
Average Annual Return, Percent	[30]									(72.16%)
C000263648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long U Daily ETF (UNX)
Average Annual Return, Percent	[31]							(88.07%)
C000263650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long VOYG Daily ETF (VOYX)
Average Annual Return, Percent	[32]									(64.60%)
C000263653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long CLSK Daily ETF (CLSX)
Average Annual Return, Percent	[33]							(66.28%)
C000263654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long CORZ Daily ETF (COZX)
Average Annual Return, Percent	[34]				(65.40%)
C000263655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long CRDO Daily ETF (CRDU)
Average Annual Return, Percent	[35]							(79.88%)
C000263657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Tradr 2X Long ENPH Daily ETF (ENPX)
Average Annual Return, Percent	[36]							(33.52%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Average Annual Return, Percent		(0.78%)	[26]	(4.28%) [8]	(3.08%) [34]	2.01%	[13],[24]	(0.68%)	[33],[36]	1.19%	[25],[27]	3.27% [11]	9.37%	[15]	4.87%	[18],[21]	9.78% [9]	12.98%	[17]	20.44%	[12]	17.80%	10.08%	[6],[7]	10.99%	17.37%	[3]	12.97%	9.37%
ARK Innovation ETF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						ARK Innovation ETF Index
Average Annual Return, Percent																						42.06%						8.62%	(12.61%)
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						NASDAQ 100 Index
Average Annual Return, Percent																						23.99%			13.78%

[1]	The Fund commenced operations on April 28, 2022. Since Inception return is cumulative if time since inception is less than one year.
[2]	The Fund commenced operations on July 13, 2022. Since Inception return is cumulative if time since inception is less than one year.
[3]	The Fund commenced operations on July 13, 2022. Since Inception return is cumulative if time since inception is less than one year.
[4]	The Fund commenced operations on November 5, 2021. Since Inception return is cumulative if time since inception is less than one year.
[5]	The Fund commenced operations on August 30, 2024. Since Inception return is cumulative if time since inception is less than one year.
[6]	The Fund commenced operations on September 30, 2024. Since Inception return is cumulative if time since inception is less than one year.
[7]	The Fund commenced operations on September 30, 2024. Since Inception return is cumulative if time since inception is less than one year.
[8]	The Fund commenced operations on November 28, 2025. Since Inception return is cumulative if time since inception is less than one year.
[9]	The Fund commenced operations on June 9, 2025. Since Inception return is cumulative if time since inception is less than one year.
[10]	The Fund commenced operations on June 9, 2025. Since Inception return is cumulative if time since inception is less than one year.
[11]	The Fund commenced operations on August 11, 2025. Since Inception return is cumulative if time since inception is less than one year.
[12]	The Fund commenced operations on April 24, 2025. Since Inception return is cumulative if time since inception is less than one year.
[13]	The Fund commenced operations on August 18, 2025. Since Inception return is cumulative if time since inception is less than one year.
[14]	The Fund commenced operations on April 24, 2025. Since Inception return is cumulative if time since inception is less than one year.
[15]	The Fund commenced operations on June 23, 2025. Since Inception return is cumulative if time since inception is less than one year.
[16]	The Fund commenced operations on June 23, 2025. Since Inception return is cumulative if time since inception is less than one year.
[17]	The Fund commenced operations on May 12, 2025. Since Inception return is cumulative if time since inception is less than one year.
[18]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
[19]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
[20]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
[21]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
[22]	The Fund commenced operations on August 11, 2025. Since Inception return is cumulative if time since inception is less than one year.
[23]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
[24]	The Fund commenced operations on August 18, 2025. Since Inception return is cumulative if time since inception is less than one year.
[25]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
[26]	The Fund commenced operations on March 23, 2026. Since Inception return is cumulative if time since inception is less than one year.
[27]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
[28]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
[29]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
[30]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
[31]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.
[32]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
[33]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.
[34]	The Fund commenced operations on November 4, 2025. Since Inception return is cumulative if time since inception is less than one year.
[35]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.
[36]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.